STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT
Subscription payable
Unissued shares under consulting and director agreements	6,000,000
Unissued shares for conversion of debt	16,667
Unissued shares for acquisition of Bridge Internet	4,000,000
Shares receivable under prior terminated acquisition agreement	(3,096,181)
Net commitment	6,920,486

Stock option activity
	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date
December 31, 2018	3,093,120	1,954,230	100% at issue and 12 to 18 months	$0.05 to $0.22	12-31-19 to 3-21-21
Expired	(93,120)			$0.05 to $0.22	12-31-19
December 31, 2019	3,000,000	3,000,000	12 to 18 months	$0.10	3-1-20 to 3-21-21
Expired	(2,000,000)
June 30, 2020	1,000,000	1,000,000	12 months	$0.10	3-1-20 to 3-21-21

	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date
December 31, 2017	93,120	93,120	---	$0.05 to $0.22	12-31-19
Granted	3,000,000	---	12 to 18 months	$0.10	2-28-20 to 3-20-21
December 31, 2018	3,093,120	1,954,230		$0.05 to $0.22	12-31-19 to 3-20-21
Expired	(93,120)			$0.05 to $0.22	12-31-19
December 31, 2019	3,000,000	3,000,000		$0.10	3-20-21

Assumptions
(1)	Dividend yield of 0%
(2)	expected annual volatility of 307% - 311%
(3)	discount rate of 2.2% to 2.3%
(4)	expected life of 2 years, and
(5)	estimated fair value of the Company’s common $0.125 to $0.155 per share.

(1)	Dividend yield of 0%
(2)	expected annual volatility of 307% - 311%
(3)	discount rate of 2.2% to 2.3%
(4)	expected life of 2 years, and
(5)	estimated fair value of the Company’s common $0.125 to $0.155 per share.